Capital and Reserves - Schedule of Foreign Currency Translation Reserve (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Capital commitments [abstract]
Beginning balance	$ 38,686	$ 27,934
(Loss) gain on translation of foreign subsidiaries	(6,321)	10,752
Ending balance	$ 32,365	$ 38,686